Retirement Plans and Postretirement Costs (Details 1) $ in Thousands	12 Months Ended
Jul. 03, 2016 USD ($)
Pension and SERP Benefits
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	$ 7
Net actuarial loss	2,033
Total	2,040
Postretirement
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	(481)
Net actuarial loss	339
Total	$ (142)